Other Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Other Short-Term Borrowings [Abstract]
Components of Other Short-Term Borrowings [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Other short-term borrowings: Commercial paper 5,954 5,497 Other 3,940 4,123 Total other short-term borrowings 9,895 9,620